UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2018

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 27.5%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
IHO Verwaltungs GmbH, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	9/15/21	420,000	$415,800	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	420,000	396,060	(a)(b)

Total Auto Components				811,860

Diversified Consumer Services - 0.0%
Wesleyan University, Senior Notes	4.781%	7/1/2116	580,000	581,395

Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	650,000	626,437	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,240,000	1,209,000

Total Hotels, Restaurants & Leisure				1,835,437

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000	318,400
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	400,000	379,064

Total Household Durables				697,464

Internet & Direct Marketing Retail - 0.9%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000	397,721
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000	6,038,473
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000	8,651,365
Netflix Inc., Senior Notes	5.500%	2/15/22	150,000	155,437

Total Internet & Direct Marketing Retail				15,242,996

Media - 0.8%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	870,000	863,475	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	285,650	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	290,000	277,585	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	70,000	66,106	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	$4,117,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	991,208
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	3,280,000	3,600,327
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	591,963
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000	1,848,827	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	220,687
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	300,000	283,125	(a)

Total Media				13,145,965

TOTAL CONSUMER DISCRETIONARY				32,315,117

CONSUMER STAPLES - 1.0%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,770,000	2,722,031
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	310,000	324,741
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,000,064
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,970,000	1,980,263
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000	166,977
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000	376,350	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	920,000	1,038,480	(a)

Total Beverages				7,608,906

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 0.3%
Fonterra Co-operative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	$146,101	(c)
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	2,140,000	GBP	3,021,044	(c)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,010,000		1,004,389
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		315,600	(a)

Total Food Products					4,487,134

Tobacco - 0.3%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,020,000		1,913,941	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,500,000		2,395,091	(a)
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000		230,509

Total Tobacco					4,539,541

TOTAL CONSUMER STAPLES					16,635,581

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Ensco PLC, Senior Notes	8.000%	1/31/24	40,000		40,600
Halliburton Co., Senior Notes	3.800%	11/15/25	970,000		964,910
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000		1,318,211
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,160,000		1,200,600	(a)

Total Energy Equipment & Services					3,524,321

Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	490,000		476,013
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,300,000		1,406,100
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000		965,805
Apache Corp., Senior Notes	5.100%	9/1/40	3,980,000		3,984,716
Apache Corp., Senior Notes	4.750%	4/15/43	1,720,000		1,655,884
Berry Petroleum Co. Escrow	—	—	440,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000		1,190,826	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000		382,565

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	$133,575
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,040,000	1,008,800
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	900,000	970,875	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,156,281
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	32,801
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,340,000	1,390,173
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,480,940
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,600,000	2,567,500
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,571,764
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,908,181
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	735,902	(g)
EP Energy LLC /Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,090,000	741,200
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	910,000	753,025	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	2,200,000	1,688,500	(a)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,243,980
Genesis Energy LP / Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	973,750
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,186,909
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	529,618
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	545,015
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	399,148

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Magnum Hunter Resources Corp. Escrow	—	—	1,610,000	$0	*(d)(e)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	417,450	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	700,000	636,125	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,099,414
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	520,104
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,527,785
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	546,000	557,603
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	578,230
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	134,011
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	790,000	783,003
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,552,900
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,230,000	4,009,828	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,365,051
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,749,575
QEP Resources Inc., Senior Notes	5.250%	5/1/23	370,000	366,300
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000	282,800
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000	192,750
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	549,438
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,374,700	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,476,169	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	320,000	318,400

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000		$2,492,875
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,175,000		1,189,688	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,652,372
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	258,000		263,485	(a)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000		1,899,700
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000		1,501,950
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000		1,374,923

Total Oil, Gas & Consumable Fuels					67,946,475

TOTAL ENERGY					71,470,796

FINANCIALS - 13.4%
Banks - 12.0%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 09/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	5,650,153	(c)(g)(h)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	8/15/18	1,400,000		1,214,500	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (6.125% to 11/16/27 then USD 5 year Swap Rate + 3.870%)	6.125%	11/16/27	1,800,000		1,660,500	(g)(h)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8.875% to 04/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	7,181,305	(c)(g)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		857,813	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		$1,938,885	(a)(g)(h)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	5,700,000	EUR	7,114,216	(c)(g)(h)
Banco Santander SA, Junior Subordinated Notes (6.375% to 5/19/19 then USD 5 year Swap Rate + 4.788%)	6.375%	5/19/19	2,000,000		2,009,080	(c)(g)(h)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	2,880,000		3,002,400	(g)(h)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		3,975,735	(g)(h)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,205,225	(g)(h)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,120,860
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		444,594
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	5,606,700	(g)(h)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		2,945,946	(g)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year Swap Rate + 6.314%)	7.625%	3/30/21	1,320,000		1,409,100	(a)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	$3,177,604	(c)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,180,613	(a)(g)(h)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,549,205	(c)(g)
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 them 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	1,910,000		1,888,513	(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,750,100	(g)(h)
Citigroup Inc., Junior Subordinated Notes (5.590% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		11,336,113	(g)(h)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000		1,147,546
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		843,466
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		1,924,613
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,573,701
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,803,536
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,820,000		1,904,143
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		473,417
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	7,188,415	(c)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	$3,456,488	(c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,576,375	(a)(g)(h)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 5 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	5,378,776	(c)(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,800,000		1,815,750	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	570,000		573,563	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		865,900	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,800,000		1,768,050	(g)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		657,306
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,794,755	(g)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		582,279
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	5,305,967	(c)(g)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,774,204	(c)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		$184,854	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		381,257	(a)
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	3,104,378	(c)(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,546,688	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,449,210
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,144,407
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		424,607
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		11,700,756
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		672,149	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		462,919	(a)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,470,069	(c)(g)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,200,000		1,270,946	(a)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	9,202,879	(c)(g)(h)
Wachovia Capital Trust III, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	13,597,000		13,554,169	(g)(h)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		887,021	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		$2,236,011
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		4,935,681
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,360,809
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000		504,431

Total Banks					195,120,651

Capital Markets - 1.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000		1,825,312	(a)(g)(h)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,130,000		3,209,049
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/30/18	149,000		125,905	(g)(h)
Goldman Sachs Capital III, Junior Subordinated Notes (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	8/30/18	96,000		80,880	(g)(h)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		581,955
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		606,464
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,082,407
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		4,768,174
UBS Group Funding Switzerland AG, Senior Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,690,553	(c)(g)(h)

Total Capital Markets					15,970,699

Consumer Finance - 0.0%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000		290,400

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		338,977
DAE Funding LLC, Senior Notes	4.500%	8/1/22	194,000		191,575	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	$197,000	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	740,000	678,025	(a)(g)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	682,591
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000	343,282	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	560,000	554,400	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000	764,834	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	61,015	(a)

Total Diversified Financial Services				3,811,699

Insurance - 0.2%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,829,164	(a)

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	290,000	290,435	(a)

TOTAL FINANCIALS				218,313,048

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co., Senior Notes	3.700%	6/6/27	4,020,000	3,864,584
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,412,900
DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	1,208,025	(a)

Total Health Care Equipment & Supplies				6,485,509

Health Care Providers & Services - 1.1%
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	990,000	913,788
Catholic Health Initiatives, Secured Notes	4.350%	11/1/42	3,550,000	3,323,384
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	182,925

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Centene Corp., Senior Notes	6.125%	2/15/24	290,000	$305,950
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	610,762
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,570,000	1,587,163
CVS Health Corp., Senior Notes	5.050%	3/25/48	8,690,000	9,040,257
DaVita Inc., Senior Notes	5.000%	5/1/25	60,000	56,700
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	762,821
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,060,000	1,055,957
HCA Inc., Senior Notes	5.375%	2/1/25	340,000	345,100
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	234,000
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	76,080
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	150,000	150,774

Total Health Care Providers & Services				18,645,661

Pharmaceuticals - 2.0%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	70,000	68,467
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	2,270,000	2,319,656	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	960,000	954,000	(a)
Bausch Health Cos. Inc., Senior Notes	5.500%	3/1/23	1,440,000	1,371,600	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	3,760,000	3,625,580	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	15,730,000	14,805,862	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	830,000	882,249	(a)
Bausch Health Cos. Inc., Senior Notes	9.250%	4/1/26	6,030,000	6,429,487	(a)
Bausch Health Cos. Inc., Senior Notes	8.500%	1/31/27	130,000	133,835	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	920,000	978,880	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	460,000	462,553	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	600,000	559,851

Total Pharmaceuticals				32,592,020

TOTAL HEALTH CARE				57,723,190

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.9%
Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,880,000	$1,898,800
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,450,000	1,495,313	(a)

Total Air Freight & Logistics				3,394,113

Airlines - 0.0%
American Airlines 2013-2 Class B Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	328,408	333,994	(a)

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	420,762
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	315,813

Total Commercial Services & Supplies				736,575

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.875%	1/14/38	2,150,000	2,482,731
General Electric Co., Senior Notes	6.875%	1/10/39	1,790,000	2,262,124

Total Industrial Conglomerates				4,744,855

Machinery - 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	5,950,000	6,299,562	(a)

TOTAL INDUSTRIALS				15,509,099

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	308,400	(a)

IT Services - 0.1%
First Data Corp., Senior Notes	7.000%	12/1/23	70,000	73,412	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	740,494	(a)

Total IT Services				813,906

Software - 0.3%
Microsoft Corp., Senior Notes	3.300%	2/6/27	3,700,000	3,658,180
Microsoft Corp., Senior Notes	3.700%	8/8/46	800,000	778,960

Total Software				4,437,140

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,510,000	$2,518,715	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,430,000	1,452,419	(a)

Total Technology Hardware, Storage & Peripherals				3,971,134

TOTAL INFORMATION TECHNOLOGY				9,530,580

MATERIALS - 0.5%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	244,688	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	475,200	(a)

Total Containers & Packaging				719,888

Metals & Mining - 0.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	528,185	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	248,685	(a)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	611,583	(a)
Arconic Inc., Senior Notes	5.870%	2/23/22	780,000	809,250
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	2,690,000	2,957,655	(a)(g)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,190,000	1,106,581	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	876,594

Total Metals & Mining				7,138,533

TOTAL MATERIALS				7,858,421

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc.	6.125%	1/15/21	480,000	484,949
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000	483,000	(a)
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	1,470,000	1,332,330

Total Diversified Telecommunication Services				2,300,279

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		$895,012
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000		21,575
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	200,000		203,650	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		681,284
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,870,000		3,881,533
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	410,000		427,581

Total Wireless Telecommunication Services					6,110,635

TOTAL TELECOMMUNICATION SERVICES					8,410,914

UTILITIES - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		1,896,012	(a)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000		2,020,940
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,630,000		7,304,473
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000		257,805

TOTAL UTILITIES					11,479,230

TOTAL CORPORATE BONDS & NOTES (Cost - $439,181,530)					449,245,976

SOVEREIGN BONDS - 25.5%
Argentina - 2.4%
Argentina POM Politica Monetaria, (Argentina Central Bank 7 Day Repo Reference Rate)	41.961%	6/21/20	147,240,000	ARS	5,394,213	(g)
Argentine Bonos del Tesoro, Bonds	21.200%	9/19/18	3,705,000	ARS	131,290
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	3,430,037
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	76,600,000	ARS	2,454,143
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	2,223,722
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		5,552,338
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,870,000		1,788,187

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government
International Bond, Senior Notes	5.875%	1/11/28	7,310,000		$6,181,519
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		2,762,803
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		885,180
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	7,340,000		5,860,990
Provincia de Buenos Aires	9.125%	3/16/24	850,000		833,008	(a)
Provincia de Buenos Aires	7.875%	6/15/27	1,970,000		1,753,320	(a)

Total Argentina					39,250,750

Australia - 0.4%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,330,000	AUD	6,054,112	(c)

Brazil - 3.0%
Brazil Notas do Tesouro Nacional Serie F	10.000%	1/1/21	84,489,000	BRL	23,029,802
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	45,271,000	BRL	11,988,863
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,469,000	BRL	623,986
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,681,127
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	14,720,000		12,512,000

Total Brazil					49,835,778

China - 0.6%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNY	297,063	(c)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNY	1,581,973	(c)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNY	1,289,366	(c)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNY	1,492,002	(c)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNY	3,350,268	(c)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNY	286,394	(c)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNY	757,664	(c)

Total China					9,054,730

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.5%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	7,356,000		$7,926,090

Ecuador - 0.5%
Ecuador Government International Bond	10.750%	3/28/22	2,000,000		2,170,500	(a)
Ecuador Government International Bond	9.650%	12/13/26	2,000,000		2,022,500	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	3,480,000		3,371,250	(a)

Total Ecuador					7,564,250

Egypt - 0.5%
Egypt Government Bond, Bonds	15.160%	10/10/22	74,370,000	EGP	3,897,571
Egypt Government Bond, Bonds	15.250%	12/9/24	22,890,000	EGP	1,183,241
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	2,920,000		2,903,020	(a)

Total Egypt					7,983,832

Indonesia - 1.9%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	3,230,000		3,011,755
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	15,740,000,000	IDR	1,073,104
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,359,000,000	IDR	241,050
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	306,796,000,000	IDR	20,227,899
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	90,990,000,000	IDR	6,338,671

Total Indonesia					30,892,479

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Italy - 2.8%
Italy Buoni Poliennali Del Tesoro, Bonds	2.000%	12/1/25	16,960,000	EUR	$19,306,405
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	10,765,000	EUR	15,509,425	(c)
Italy Buoni Poliennali Del Tesoro, Bonds	3.250%	9/1/46	9,962,000	EUR	11,377,502	(c)

Total Italy					46,193,332

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	1,370,000		1,347,837	(a)

Mexico - 5.3%
Mexican Bonos, Bonds	8.000%	11/7/47	351,090,000	MXN	19,109,495
Mexican Bonos, Senior Notes	7.750%	11/23/34	37,920,000	MXN	2,018,670
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,226,305,400	MXN	64,950,711

Total Mexico					86,078,876

Russia - 4.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	399,699,000	RUB	6,185,206
Russian Federal Bond - OFZ, Bonds	7.400%	12/7/22	50,700,000	RUB	814,422
Russian Federal Bond - OFZ, Bonds	7.000%	1/25/23	588,780,000	RUB	9,321,194
Russian Federal Bond - OFZ, Bonds	7.000%	8/16/23	577,960,000	RUB	9,139,305
Russian Federal Bond - OFZ, Bonds	7.750%	9/16/26	534,720,000	RUB	8,668,757
Russian Federal Bond - OFZ, Bonds	8.150%	2/3/27	2,093,062,000	RUB	34,750,885

Total Russia					68,879,769

South Africa - 1.6%
Republic of South Africa Government Bond	7.000%	2/28/31	69,650,000	ZAR	4,486,322
Republic of South Africa Government Bond	6.500%	2/28/41	23,160,000	ZAR	1,281,164
Republic Of South Africa Government Bond	10.500%	12/21/26	200,980,000	ZAR	16,960,621
Republic Of South Africa Government Bond, Senior Notes	6.250%	3/31/36	68,630,000	ZAR	3,866,291

Total South Africa					26,594,398

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Turkey - 0.9%
Turkey Government Bond	10.500%	8/11/27	29,360,000	TRY	$4,005,668
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	12,520,000		11,452,357

Total Turkey					15,458,025

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,260,000		9,878,585	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,109,080	(a)

Total United Arab Emirates					12,987,665

TOTAL SOVEREIGN BONDS (Cost - $458,484,987)					416,101,923

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.6%
U.S. Government Obligations - 24.6%
U.S. Treasury Bonds	3.750%	11/15/43	67,600,000		75,519,234
U.S. Treasury Bonds	3.625%	2/15/44	17,771,000		19,477,294
U.S. Treasury Bonds	3.000%	11/15/45	38,950,000		38,367,271
U.S. Treasury Bonds	3.000%	2/15/47	73,030,300		71,897,760
U.S. Treasury Bonds	3.000%	5/15/47	24,663,000		24,263,190
U.S. Treasury Bonds	2.750%	8/15/47	58,529,000		54,784,058
U.S. Treasury Bonds	2.750%	11/15/47	479,000		448,211
U.S. Treasury Bonds	3.000%	2/15/48	5,280,000		5,195,541
U.S. Treasury Bonds	3.125%	5/15/48	111,178,000		112,100,864

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $405,937,159)					402,053,423

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 6.8%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	2.704%	7/25/35	410,776		404,006	(g)
American Home Mortgage Assets Trust, 2006-6 A1A (1 mo. USD LIBOR + 0.190%)	2.254%	12/25/46	583,200		523,872	(g)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.036%	5/25/35	595,248		36,168	(g)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.667%	4/10/49	381,141		234,301
Banc of America Funding Corp., 2015-R3 2A2	2.221%	2/27/37	4,212,666		3,603,961	(a)(g)
BCAP LLC Trust, 2011-RR5 4A2 (1 mo. USD LIBOR + 0.160%)	2.251%	11/26/36	5,590,000		3,680,050	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Bear Stearns ALT-A Trust, 2004-12 1M1 (1 mo. USD LIBOR + 0.930%)	2.994%	1/25/35	2,521,769	$2,505,599	(g)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.155%	6/11/50	35,970	35,929
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	5.322%	10/15/32	4,660,000	4,684,530	(a)(g)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.322%	10/15/32	1,390,000	1,398,144	(a)(g)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.560%	5/15/37	6,500,000	6,259,831	(a)(g)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.387%	6/15/38	180,776	112,638	(g)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.291%	6/27/46	337,090	335,109	(a)(g)
Credit Suisse Mortgage Trust, 2015-2R 3A2	2.301%	4/27/36	4,060,000	3,151,875	(a)(g)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.385%	8/27/36	9,318,205	8,313,140	(a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	10.014%	5/25/25	1,583,528	1,878,996	(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	7.214%	10/25/29	4,880,000	5,634,082	(g)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.464%	1/25/24	400,000	455,500	(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.664%	1/25/30	3,880,000	4,040,034	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.464%	5/25/30	3,540,000	3,658,555	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.614%	7/25/30	5,280,000	$5,250,173	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.064%	7/25/25	1,431,105	1,594,014	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	7.814%	7/25/29	3,400,000	4,072,622	(a)(g)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	5.614%	7/25/29	4,590,000	5,017,094	(g)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	881,375	863,953	(a)(g)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	110,000	36,763	(g)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	5.822%	9/15/31	8,150,000	8,171,744	(a)(g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.334%	11/25/36	1,674,806	1,214,991	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.056%	4/17/45	241,579	177,319
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	920,000	659,496
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	115,230	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	661,000	550,341
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.208%	6/15/35	10,570,000	10,570,000	(a)(d)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	831,540	$595,537	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	276,117	218,409	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.098%	9/12/49	127,179	100,125	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	593,820	461,152
Morgan Stanley Resecuritization Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	2.611%	7/26/45	2,222,110	1,456,329	(a)(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	172,028	171,270
Residential Asset Securitization Trust, 2005-A15 2A11 (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.486%	2/25/36	2,155,996	293,122	(g)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	2.836%	5/20/34	232,395	209,720	(g)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.222%	11/15/27	5,070,000	4,798,287	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	207,850	(a)(g)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	550,000	262,399	(a)(g)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	6.009%	2/15/51	7,830,000	7,546,245	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.464%	6/25/35	148,169	127,924	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	2.544%	12/25/45	3,434,227	2,125,815	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.654%	2/25/46	3,326,046	3,101,636	(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $108,008,025)				110,915,880

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.6%
Argentina - 0.4%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	183,950,000	ARS	$7,083,635

Brazil - 0.3%
Federative Republic of Brazil, Notes	6.000%	8/15/50	15,189,865	BRL	4,207,298

Japan - 2.9%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	2,204,631,520	JPY	20,771,625
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,916,600,000	JPY	17,835,016
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	959,500,000	JPY	8,988,743

Total Japan					47,595,384

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $64,343,418)					58,886,317

ASSET-BACKED SECURITIES - 3.4%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.539%	1/25/34	502,151		482,258	(g)
Applebee’s Funding/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,056,900		3,026,994	(a)
Avis Budget Rental Car Funding AESOP LLC, 2016-1A C	4.940%	6/20/22	3,040,000		3,073,562	(a)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	1,930,000		1,871,106	(a)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	2.362%	11/28/36	3,358,737		3,216,898	(g)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.564%	10/25/37	5,190,000		5,366,605	(a)(g)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000		1,798,934	(a)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	4,244,494		4,353,174	(g)
CreditShop Credit Card Co., LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.072%	10/15/22	5,402,548		5,433,926	(a)(g)
Hertz Vehicle Financing II LP, 2017-1A B	3.560%	10/25/21	1,430,000		1,412,455	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,220,000	$2,155,560	(a)
Hertz Vehicle Financing II LP, 2018-1A B	3.600%	2/25/24	1,560,000	1,523,524	(a)
National Collegiate Student Loan Trust, 2004-2 A51 (1 mo. USD LIBOR + 0.480%)	2.544%	12/26/33	3,943,545	3,881,193	(g)
Nelnet Student Loan Trust, 2008-3 A4 (3 mo. USD LIBOR + 1.650%)	3.980%	11/25/24	1,679,222	1,703,763	(g)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	4,066,993	3,855,457
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,641,917	3,504,514
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.414%	8/25/36	2,160,000	2,134,032	(g)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	2.581%	12/16/41	5,000,000	4,880,692	(g)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	4.035%	7/25/23	1,157,125	1,186,541	(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $53,885,865)				54,861,188

SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016-2 First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.827%	5/2/22	1,350,647	1,354,305	(g)(j)(k)

Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.327%	2/16/24	1,131,715	1,132,540	(g)(j)(k)
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	1,296,750	1,301,208	(g)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.827%	12/23/24	1,465,137	1,472,071	(g)(j)(k)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.827 - 4.828%	10/4/23	845,642	849,408	(g)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.814%	10/25/23	514,661	$516,816	(g)(j)(k)
Scientific Games International Inc., Term Loan B5 (3 mo. LIBOR + 2.750%)	4.827 - 4.921%	8/14/24	1,509,588	1,512,418	(g)(j)(k)

Total Hotels, Restaurants & Leisure				6,784,461

Media - 0.4%
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	4.831 - 6.750%	11/18/24	138,950	138,516	(g)(j)(k)
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	1,574,370	1,577,143	(g)(j)(k)
Numericable U.S. LLC, Term Loan B12 (1 mo. LIBOR + 3.000%)	5.072%	1/31/26	930,965	912,927	(g)(j)(k)
Sinclair Television Group Inc., 2017 Term Loan (1 mo. LIBOR + 2.500%)	—	12/12/24	1,430,000	1,430,529	(l)
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.827%	3/15/24	1,568,718	1,525,456	(g)(j)(k)
UPC Financing Partnership, Facility AR (1 mo. LIBOR + 2.500%)	4.397%	1/15/26	810,000	807,152	(g)(j)(k)

Total Media				6,391,723

Specialty Retail - 0.1%
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.572 - 4.581%	1/30/23	1,334,552	1,335,552	(g)(j)(k)

TOTAL CONSUMER DISCRETIONARY				15,866,041

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings Inc., Term Loan A (1 mo. LIBOR + 2.000%)	4.070%	5/24/24	1,358,699	1,360,776	(g)(j)(k)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.577%	8/18/22	1,380,302	1,382,717	(g)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR + 2.750%)	5.084%	6/7/23	588,628	589,323	(g)(j)(k)

Total Health Care Providers & Services				1,972,040

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.1%
Change Healthcare Holdings LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.827%	3/1/24	1,122,395	$1,122,045	(g)(j)(k)

TOTAL HEALTH CARE				3,094,085

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	4.086%	1/15/25	1,253,684	1,246,639	(g)(j)(k)
XPO Logistics Inc., Term Loan (1 mo. LIBOR + 2.000%)	4.064%	2/24/25	1,160,928	1,164,965	(g)(j)(k)

Total Air Freight & Logistics				2,411,604

Building Products - 0.1%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.827%	11/15/23	1,209,719	1,209,719	(g)(j)(k)

Professional Services - 0.0%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.077%	4/9/23	522,055	523,882	(g)(j)(k)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.347%	1/2/25	85,785	85,869	(g)(j)(k)

TOTAL INDUSTRIALS				4,231,074

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.069%	4/26/24	1,576,179	1,577,881	(g)(j)(k)

Software - 0.0%
Dell International LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	9/7/23	781,453	782,499	(g)(j)(k)

TOTAL INFORMATION TECHNOLOGY				2,360,380

MATERIALS - 0.2%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.077%	10/31/23	1,002,387	999,369	(g)(j)(k)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	4.086%	1/19/24	312,625	313,212	(g)(j)(k)

Total Construction Materials				1,312,581

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.077 - 4.086%	10/1/22	1,235,049	$1,238,993	(g)(j)(k)
Reynolds Group Holdings Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.827%	2/5/23	1,034,523	1,039,049	(g)(j)(k)

Total Containers & Packaging				2,278,042

TOTAL MATERIALS				3,590,623

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.077%	3/21/25	894,699	895,539	(g)(j)(k)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.827%	1/31/25	502,475	495,619	(g)(j)(k)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. LIBOR + 2.250%)	4.331%	2/22/24	1,010,000	1,012,946	(g)(j)(k)

TOTAL TELECOMMUNICATION SERVICES				1,508,565

TOTAL SENIOR LOANS (Cost - $33,008,859)				32,907,083

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
British Pound Currency Futures, Call @ $132.50	8/3/18	54	3,375,000	3,375
British Pound Currency Futures , Call @ $133.50	8/3/18	108	6,750,000	675
Canadian Dollar Futures, Call @ $76.00	8/3/18	23	23,000	23,230
Canadian Dollar Futures, Call @ $76.00	9/7/18	54	54,000	70,200
Canadian Dollar Futures, Call @ $76.50	8/3/18	81	81,000	46,170
Canadian Dollar Futures, Call @ $77.00	9/7/18	27	27,000	18,360
Euro Bund Futures, Call @ 168.00EUR	8/24/18	621	62,100,000	7,262
Euro Bund Futures, Call @ 168.50EUR	8/24/18	1,450	145,000,000	16,956

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
Euro Bund Futures, Call @ 169.00EUR	8/24/18	2,679	267,900,000	$31,327
Euro Bund Futures, Put @ 162.50EUR	8/24/18	189	18,900,000	251,948
Euro Currency Futures, Call @ $1.17	8/3/18	65	8,125,000	44,687
Japanese Yen Futures, Call @ $89.50	8/3/18	108	135,000	49,950
Japanese Yen Futures, Call @ $90.00	8/3/18	54	67,500	10,125
U.S. Treasury 2-Year Notes Futures, Call @ $107.25	8/24/18	199	398,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $109.00	8/24/18	1,223	1,223,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $109.50	8/24/18	1,400	1,400,000	0	(f)
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	8/24/18	390	390,000	3,047
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	8/24/18	6,593	6,593,000	51,511
U.S. Treasury 10-Year Notes Futures, Call @ $122.50	8/24/18	2,767	2,767,000	43,234
U.S. Treasury 10-Year Notes Futures, Call @ $122.75	8/24/18	1,397	1,397,000	21,828
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	8/24/18	2,845	2,845,000	44,453
U.S. Treasury 10-Year Notes Futures, Call @ $125.50	8/24/18	3,638	3,638,000	0	(f)
U.S. Treasury 10-Year Notes Futures, Put @ $119.25	8/24/18	94	94,000	30,844
U.S. Treasury Long-Term Bonds Futures, Call @ $142.50	8/24/18	54	54,000	64,969
U.S. Treasury Long-Term Bonds Futures, Call @ $143.00	8/24/18	54	54,000	49,781
U.S. Treasury Long-Term Bonds Futures, Call @ $143.50	8/24/18	81	81,000	55,687
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00	8/24/18	60	60,000	30,000

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Put @ $130.50		8/24/18	1,415	1,415,000	$0	(f)
U.S. Treasury Long-Term Bonds Futures, Put @ $131.00		8/24/18	2,004	2,004,000	31,313

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					1,000,932

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.6%
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Call @ 57.50bps	Banc of America Securities LLC	10/17/18	52,150,000	52,150,000	50,513
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Call @ 62.50bps	Banc of America Securities LLC	8/15/18	81,160,000	81,160,000	154,285
U.S. Dollar/Brazilian Real, Put @ 3.47BRL	Goldman Sachs Bank USA Inc.	8/2/18	16,200,000	16,200,000	0	(f)
U.S. Dollar/Brazilian Real, Put @ 3.50BRL	Banc of America Securities LLC	8/6/18	16,300,000	16,300,000	19
U.S. Dollar/Brazilian Real, Put @ 3.59BRL	Morgan Stanley & Co. Inc.	8/15/18	16,200,000	16,200,000	8,697
U.S. Dollar/Brazilian Real, Put @ 3.73BRL	Citigroup Global Markets	9/5/18	13,180,000	13,180,000	169,576
U.S. Dollar/Brazilian Real, Put @ 3.76BRL	Citigroup Global Markets	9/18/18	16,000,000	16,000,000	310,551

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/ Brazilian Real, Put @ 3.80BRL	Citigroup Global Markets	9/6/18	16,200,000	16,200,000	$366,130
U.S. Dollar/Canadian Dollar, Call @ 1.31CAD	Citigroup Global Markets	8/15/18	21,940,000	21,940,000	79,007
U.S. Dollar/Canadian Dollar, Put @ 1.29CAD	JPMorgan Chase & Co.	10/16/18	24,200,000	24,200,000	254,626
U.S. Dollar/Canadian Dollar, Put @ 1.31CAD	Goldman Sachs Bank USA Inc.	8/20/18	31,600,000	31,600,000	381,448
U.S. Dollar/Euro, Call @ $1.17	Citigroup Global Markets	8/15/18	21,600,000	21,600,000	136,902
U.S. Dollar/Indian Rupee, Put @ 62.50INR	Citigroup Global Markets	5/13/20	75,900,000	75,900,000	126,255
U.S. Dollar/Mexican Peso, Put @ 19.00MXN	Goldman Sachs Bank USA Inc.	8/6/18	16,300,000	16,300,000	311,420
U.S. Dollar/Mexican Peso, Put @ 19.15MXN	Goldman Sachs Bank USA Inc.	8/7/18	22,780,000	22,780,000	605,608
U.S. Dollar/Mexican Peso, Put @ 19.36MXN	Citigroup Global Markets	8/16/18	24,190,000	24,190,000	889,156
U.S. Dollar/Mexican Peso, Put @ 19.49MXN	JPMorgan Chase & Co.	8/15/18	16,200,000	16,200,000	708,905
U.S. Dollar/Mexican Peso, Put @ 19.50MXN	JPMorgan Chase & Co.	9/18/18	20,300,000	20,300,000	904,227
U.S. Dollar/Mexican Peso, Put @ 20.25MXN	JPMorgan Chase & Co.	9/12/18	15,900,000	15,900,000	1,274,466
U.S. Dollar/Mexican Peso, Put @ 20.88MXN	Morgan Stanley & Co. Inc.	9/18/18	15,900,000	15,900,000	1,774,252
U.S. Dollar/Russian Ruble, Put @ 60.89RUB	Citigroup Global Markets	9/6/18	25,300,000	25,300,000	103,131

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Russian Ruble, Put @ 61.28RUB	Goldman Sachs Bank USA Inc.	10/16/18	24,200,000	24,200,000	$243,339
U.S. Dollar/Russian Ruble, Put @ 61.41RUB	Banc of America Securities LLC	9/13/18	23,850,000	23,850,000	171,232
U.S. Dollar/Russian Ruble, Put @ 61.85RUB	Morgan Stanley & Co. Inc.	8/2/18	32,400,000	32,400,000	25,000
U.S. Dollar/Russian Ruble, Put @ 62.00RUB	Citigroup Global Markets	8/7/18	16,500,000	16,500,000	50,629
U.S. Dollar/Russian Ruble, Put @ 62.58RUB	Banc of America Securities LLC	8/2/18	16,200,000	16,200,000	83,349
U.S. Dollar/South African Rand, Put @13.35ZAR	Citigroup Global Markets	9/26/18	32,600,000	32,600,000	1,007,620
U.S. Dollar/Turkish Lira, Put @ 4.82TRY	Morgan Stanley & Co. Inc.	9/17/18	15,900,000	15,900,000	143,482

TOTAL OTC PURCHASED OPTIONS					10,333,825

TOTAL PURCHASED OPTIONS (Cost - $8,952,146)					11,334,757

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.3%
Florida - 0.0%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District		4.172%	10/1/47	130,000	130,453

Illinois - 0.2%
City of Chicago, IL, GO		6.314%	1/1/44	1,050,000	1,086,393
State of Illinois, GO		5.100%	6/1/33	2,350,000	2,284,952

Total Illinois					3,371,345

Michigan - 0.0%
City of Detroit, MI, GO		4.000%	4/1/44	820,000	689,620

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue, Build America Bond	6.561%	12/15/40	820,000		$1,012,774

TOTAL MUNICIPAL BONDS (Cost - $5,009,768)					5,204,192

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co., (6.000%
Cash or 6.000% PIK)	6.000%		302		4,165	(b)(m)
Sanchez Energy Corp.	4.875%		80,050		1,177,936
Sanchez Energy Corp.	6.500%		45,800		817,072

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,191,782)					1,999,173

COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Corp.			38,790		481,232	*
Blue Ridge Mountain Resources Inc.			85,639		479,578	*(d)(e)

TOTAL COMMON STOCKS (Cost - $2,290,489)					960,810

	RATE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $398,161)	8.128%		15,225		404,528	(g)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,582,692,189)					1,544,875,250

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.8%
SOVEREIGN BONDS - 0.6%
Egypt - 0.2%
Egypt Treasury Bills (Cost - $2,575,394)	17.259%	11/13/18	48,100,000	EGP	2,571,161	(n)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - 0.4%
Argentina Treasury Bill	(45.578)%	9/14/18	61,340,000	ARS	$2,411,742	(n)
Argentina Treasury Bill	(74.586)%	10/12/18	130,300,000	ARS	4,990,516	(n)

Total Argentina (Cost - $8,416,969)					7,402,258

TOTAL SOVEREIGN BONDS (Cost - $10,992,363)					9,973,419

			SHARES
MONEY MARKET FUNDS - 0.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,809,821)	1.890%		2,809,821		2,809,821	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,802,184)					12,783,240

TOTAL INVESTMENTS - 95.4% (Cost - $1,596,494,373)					1,557,658,490
Other Assets in Excess of Liabilities - 4.6%					75,828,487

TOTAL NET ASSETS - 100.0%					$1,633,486,977

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of July 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(m)	Restricted security (Note 3).

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At July 31, 2018, the total market value of investments in Affiliated Companies was $2,809,821 and the cost was $2,809,821 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
TRY	— Turkish Lira
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	8/3/18	$75.00		33	$33,000	$2,310
Australian Dollar Futures, Put	8/3/18	74.00		54	54,000	6,480
British Pound Futures, Put	8/3/18	133.50		107	6,687,500	134,419
Euro Bund Futures, Call	8/24/18	162.50	EUR	81	8,100,000	20,838
Euro Bund Futures, Put	8/24/18	160.00	EUR	486	48,600,000	85,246
Euro Bund Futures, Put	8/24/18	161.50	EUR	460	46,000,000	295,846
Euro Bund Futures, Put	8/24/18	161.00	EUR	431	43,100,000	181,436
Euro Bund Futures, Put	8/24/18	162.00	EUR	297	29,700,000	281,311
Euro Currency Futures, Call	8/3/18	1.19		215	26,875,000	8,063
Euro Currency Futures, Call	8/3/18	1.18		135	16,875,000	43,875
Euro Currency Futures, Call	8/3/18	1.19		108	13,500,000	1,350
Euro Currency Futures, Call	8/3/18	1.18		81	10,125,000	10,125
Euro Currency Futures, Call	9/7/18	1.19		27	3,375,000	11,138
Euro Currency Futures, Put	8/3/18	1.17		54	6,750,000	11,475
Japanese Yen Futures, Put	9/7/18	90.00		27	33,750	31,050

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	$113.50	593	$593,000	$64,859
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.00	270	270,000	10,547
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.25	528	528,000	12,375
U.S. Treasury 5-Year Notes Futures, Put	8/24/18	113.25	162	162,000	50,625
U.S. Treasury 10-Year Notes Futures, Call	8/3/18	119.50	161	161,000	25,156
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	120.50	1,287	1,287,000	120,656
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	120.00	783	783,000	146,812
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	121.00	566	566,000	26,531
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	119.50	485	485,000	181,875
U.S. Treasury 10-Year Notes Futures, Put	8/24/18	119.00	122	122,000	28,594
U.S. Treasury 10-Year Notes Futures, Put	8/24/18	120.00	7	7,000	5,359
U.S. Treasury Long Term Bonds Futures, Call	8/3/18	143.50	189	189,000	35,438
U.S. Treasury Long Term Bonds Futures, Call	8/24/18	145.00	459	459,000	114,750
U.S. Treasury Long Term Bonds Futures, Call	8/24/18	144.50	162	162,000	58,219
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	146.00	541	541,000	67,625
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	147.00	473	473,000	29,563
U.S. Treasury Long-Term Bonds Futures, Call	9/21/18	145.00	268	268,000	117,250

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $3,780,301)					$2,221,196

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/ Brazilian Real, Put	Citigroup Global Markets	9/6/18	3.69	BRL	32,400,000	$32,400,000		$282,505
U.S. Dollar/Euro, Call	Barclays Capital Inc.	8/27/18	$1.15		21,620,000	21,620,000		31,058
U.S. Dollar/South Korean Won, Put	Citigroup Global Markets	9/20/18	1,084.00	KRW	15,881,077	15,881,077		50,494
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Put	Banc of America Securities LLC	8/15/18	80.00	bps	81,160,000	81,160,000	‡	3,524
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.IG.30 Index, Put	Banc of America Securities LLC	10/17/18	75.00	bps	52,150,000	52,150,000	‡	47,778

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/ Brazilian Real, Put	Banc of America Securities LLC	8/6/18	3.40	BRL	32,600,000	$32,600,000	$1
U.S. Dollar/ Brazilian Real, Put	Banc of America Securities LLC	8/9/18	3.75	BRL	22,800,000	22,800,000	163,234
U.S. Dollar/ Brazilian Real, Put	Citigroup Global Markets	9/18/18	3.60	BRL	32,000,000	32,000,000	154,309
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Bank USA Inc.	8/6/18	18.50	MXN	32,600,000	32,600,000	87,176
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	8/13/18	18.00	MXN	16,200,000	16,200,000	328,603
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	9/12/18	19.65	MXN	31,800,000	31,800,000	1,627,205
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	9/18/18	20.08	MXN	31,800,000	31,800,000	2,266,316
U.S. Dollar/Russian Ruble, Put	Citigroup Global Markets	8/7/18	60.50	RUB	33,000,000	33,000,000	4,387
U.S. Dollar/Turkish Lira, Put	Morgan Stanley & Co. Inc.	9/17/18	4.58	TRY	31,800,000	31,800,000	40,610

TOTAL OTC WRITTEN OPTIONS (Premiums received - $3,373,358)							$5,087,200

TOTAL WRITTEN OPTIONS (Premiums received - $7,153,659)							$7,308,396

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
EUR	— Euro
KRW	— South Korean Won
MXN	— Mexican Peso
RUB	— Russian Ruble
TRY	— Turkish Lira

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	65	9/18	$15,848,742	$15,853,500	$4,758
90-Day Eurodollar	7,239	12/19	1,757,171,218	1,754,371,650	(2,799,568)
90-Day Eurodollar	130	3/20	31,733,859	31,502,250	(231,609)
90-Day Eurodollar	2,638	6/20	641,513,142	639,253,350	(2,259,792)
90-Day Eurodollar	651	3/21	158,733,347	157,786,125	(947,222)
Australian Dollar	390	9/18	29,065,723	29,012,100	(53,623)
Canadian 10-Year Bonds	95	9/18	9,945,988	9,842,142	(103,846)
Canadian Dollar	112	9/18	8,518,413	8,623,440	105,027
Euro	358	9/18	52,561,094	52,525,313	(35,781)
Euro BTP	120	9/18	15,430,817	15,539,258	108,441
Euro BTP	68	9/18	10,180,000	10,122,361	(57,639)
Japanese Yen	502	9/18	56,756,529	56,286,750	(469,779)
Mexican Peso	1,331	9/18	31,671,326	35,411,255	3,739,929
Russian Ruble	435	9/18	17,131,458	17,334,750	203,292
U.S. Treasury 5-Year Notes	10,199	9/18	1,156,893,042	1,153,761,875	(3,131,167)
U.S. Treasury Long-Term Bonds	3,314	9/18	476,223,021	473,798,438	(2,424,583)

					(8,353,162)

Contracts to Sell:
90-Day Eurodollar	1,871	12/18	458,383,612	455,214,300	3,169,312
Australian 10-Year Bonds	123	9/18	11,691,576	11,807,471	(115,895)
British Pound	22	9/18	1,848,235	1,808,125	40,110
Euro-Bund	4,588	9/18	867,568,544	866,873,113	695,431
Euro-Buxl	356	9/18	73,012,498	73,100,278	(87,780)
Euro-Oat	560	9/18	100,292,106	100,667,938	(375,832)
Japanese 10-Year Bonds	40	9/18	53,894,898	53,906,900	(12,002)
U.S. Treasury 10-Year Notes	7,749	9/18	929,568,772	925,400,110	4,168,662
U.S. Treasury 2-Year Notes	199	9/18	42,259,158	42,063,625	195,533
U.S. Treasury Ultra Long-Term Bonds	560	9/18	89,602,554	87,867,500	1,735,054

					9,412,593

Net unrealized appreciation on open futures contracts					$1,059,431

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	181,183,000	USD	5,936,923	Barclays Bank PLC	8/2/18	$(17,996)
USD	8,907,980	BRL	33,066,420	Barclays Bank PLC	8/2/18	99,998
BRL	33,066,420	USD	8,584,667	Citibank, N.A.	8/2/18	223,314
BRL	92,330,535	USD	24,780,068	Goldman Sachs Group Inc.	8/2/18	(185,763)
USD	1,347,953	TWD	41,153,000	JPMorgan Chase & Co.	8/2/18	3,557
USD	4,584,693	TWD	140,030,000	JPMorgan Chase & Co.	8/2/18	10,162
USD	5,427,000	RUB	349,661,610	Bank of America, N.A.	8/3/18	(167,883)
ZAR	61,081,267	USD	4,663,582	Barclays Bank PLC	8/3/18	(26,831)
TWD	290,410,000	USD	9,492,074	Citibank, N.A.	8/3/18	(4,397)
USD	2,009,834	TWD	61,070,000	Citibank, N.A.	8/3/18	14,680
USD	7,536,443	TWD	229,340,000	Citibank, N.A.	8/3/18	43,920
RUB	741,427,425	USD	11,652,790	JPMorgan Chase & Co.	8/3/18	210,679
USD	11,947,500	RUB	760,006,640	Morgan Stanley & Co.	8/3/18	(213,252)
COP	13,513,960,000	USD	4,562,444	Barclays Bank PLC	8/6/18	111,686
COP	31,973,062,920	USD	10,989,195	Barclays Bank PLC	8/6/18	69,464
COP	117,610,000	USD	39,720	Citibank, N.A.	8/6/18	959
COP	2,170,220,000	USD	732,935	Citibank, N.A.	8/6/18	17,688
USD	5,670,000	BRL	20,224,890	Goldman Sachs Group Inc.	8/6/18	285,066
USD	8,000,000	MXN	158,080,000	Goldman Sachs Group Inc.	8/9/18	(469,012)
BRL	33,330,000	USD	8,688,738	Bank of America, N.A.	8/13/18	177,775
MXN	105,081,908	USD	5,366,250	JPMorgan Chase & Co.	8/15/18	257,424
CAD	8,330,000	USD	6,487,968	Citibank, N.A.	8/16/18	(82,635)
EUR	5,400,000	USD	6,443,442	Citibank, N.A.	8/17/18	(120,844)
USD	5,427,000	MXN	109,177,670	JPMorgan Chase & Co.	8/17/18	(413,790)
USD	5,427,001	BRL	20,101,610	Morgan Stanley & Co.	8/17/18	82,220
USD	8,079,494	MXN	161,480,000	Citibank, N.A.	8/20/18	(554,762)
ARS	29,035,000	USD	1,103,993	Bank of America, N.A.	8/21/18	(67,190)
ARS	128,903,992	USD	4,893,849	Bank of America, N.A.	8/21/18	(290,851)
CAD	14,230,000	USD	10,706,022	Goldman Sachs Group Inc.	8/21/18	237,137
USD	10,706,896	CAD	14,230,000	Goldman Sachs Group Inc.	8/21/18	(236,263)
USD	5,494,721	EUR	4,680,700	Barclays Bank PLC	8/29/18	9,187
EUR	4,680,700	USD	5,496,850	Citibank, N.A.	8/29/18	(11,317)
USD	9,382,083	RUB	587,063,224	Citibank, N.A.	9/7/18	26,188
USD	4,639,360	BRL	17,958,963	Citibank, N.A.	9/10/18	(123,090)
USD	8,586,000	RUB	542,806,920	Bank of America, N.A.	9/14/18	(59,164)
ARS	165,796,000	USD	7,948,035	JPMorgan Chase & Co.	9/17/18	(2,182,292)
TRY	1,818,085	USD	371,000	Morgan Stanley & Co.	9/18/18	(9,725)
ARS	66,766,000	USD	2,257,133	Citibank, N.A.	9/28/18	40,412

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,128,000	ZAR	128,194,545	Citibank, N.A.	9/28/18	$(533,997)
ARS	16,480,000	USD	745,027	Citibank, N.A.	10/3/18	(180,685)
ARS	16,620,000	USD	751,017	Citibank, N.A.	10/3/18	(181,880)
ARS	24,110,000	USD	1,089,471	Citibank, N.A.	10/3/18	(263,847)
ARS	50,520,000	USD	2,283,906	Citibank, N.A.	10/3/18	(553,896)
ARS	16,430,000	USD	742,935	JPMorgan Chase & Co.	10/3/18	(180,305)
ARS	29,421,950	USD	1,328,305	Citibank, N.A.	10/5/18	(322,777)
ARS	42,090,000	USD	1,898,940	Goldman Sachs Group Inc.	10/5/18	(460,467)
INR	4,966,259,625	USD	71,369,933	Barclays Bank PLC	10/17/18	368,609
USD	8,772,500	RUB	551,413,033	Goldman Sachs Group Inc.	10/17/18	16,607
USD	8,066,667	CAD	10,576,207	JPMorgan Chase & Co.	10/17/18	(74,499)
USD	3,947,433	ZAR	52,226,517	Bank of America, N.A.	10/18/18	21,061
AUD	44,260,000	USD	32,646,840	Barclays Bank PLC	10/18/18	247,320
BRL	33,066,420	USD	8,839,280	Barclays Bank PLC	10/18/18	(99,340)
CAD	20,856,000	USD	15,988,041	Barclays Bank PLC	10/18/18	66,433
CLP	8,494,285,000	USD	12,948,605	Barclays Bank PLC	10/18/18	379,388
CNY	27,625,000	USD	4,055,939	Barclays Bank PLC	10/18/18	(8,721)
PEN	44,133,000	USD	13,406,951	Barclays Bank PLC	10/18/18	37,747
RUB	1,198,505,054	USD	19,114,151	Barclays Bank PLC	10/18/18	(84,834)
USD	28,659,617	AUD	38,468,407	Barclays Bank PLC	10/18/18	69,786
USD	40,293,909	AUD	54,548,900	Barclays Bank PLC	10/18/18	(246,992)
USD	14,026,782	IDR	204,314,114,000	Barclays Bank PLC	10/18/18	(1,538)
USD	98,771,977	JPY	10,993,518,534	Barclays Bank PLC	10/18/18	(80,733)
USD	792,620	MXN	15,000,000	Barclays Bank PLC	10/18/18	(1,699)
USD	539,529	PLN	1,991,511	Barclays Bank PLC	10/18/18	(6,073)
USD	5,968,213	TWD	181,183,000	Barclays Bank PLC	10/18/18	21,176
USD	24,834,441	TWD	755,116,000	Barclays Bank PLC	10/18/18	48,988
USD	4,618,028	ZAR	61,081,267	Barclays Bank PLC	10/18/18	25,958
BRL	124,908,983	USD	31,520,385	Citibank, N.A.	10/18/18	1,494,891
CAD	17,350,873	USD	13,241,555	Citibank, N.A.	10/18/18	114,752
COP	38,387,528,801	USD	13,267,503	Citibank, N.A.	10/18/18	(33,509)
COP	56,427,360,000	USD	19,444,300	Citibank, N.A.	10/18/18	8,874
EUR	600,000	USD	703,308	Citibank, N.A.	10/18/18	2,471
EUR	2,500,000	USD	2,928,450	Citibank, N.A.	10/18/18	12,298
GBP	200,000	USD	263,220	Citibank, N.A.	10/18/18	179
GBP	2,180,953	USD	2,893,689	Citibank, N.A.	10/18/18	(21,384)
TRY	125,619,648	USD	24,867,791	Citibank, N.A.	10/18/18	(212,929)
USD	47,199,130	CNH	314,015,810	Citibank, N.A.	10/18/18	1,124,079
USD	2,813,198	EUR	2,400,000	Citibank, N.A.	10/18/18	(9,919)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,169,110	EUR	74,792,000	Citibank, N.A.	10/18/18	$191,359
USD	113,544,746	EUR	96,317,618	Citibank, N.A.	10/18/18	246,433
USD	16,140,962	KRW	18,299,210,000	Citibank, N.A.	10/18/18	(250,258)
USD	55,548,820	MXN	1,065,065,304	Citibank, N.A.	10/18/18	(851,352)
USD	11,803,562	PHP	637,835,000	Citibank, N.A.	10/18/18	(161,368)
USD	9,535,708	TWD	290,410,000	Citibank, N.A.	10/18/18	3,473
MXN	30,000,000	USD	1,569,504	Goldman Sachs Group Inc.	10/18/18	19,136
USD	24,578,218	BRL	92,330,535	Goldman Sachs Group Inc.	10/18/18	173,904
USD	1,052,967	MXN	20,000,000	Goldman Sachs Group Inc.	10/18/18	(6,126)
USD	17,079,305	MXN	325,950,000	Goldman Sachs Group Inc.	10/18/18	(181,267)
CNH	30,402,000	USD	4,461,880	JPMorgan Chase & Co.	10/18/18	(1,042)
MXN	14,596,023	USD	760,182	JPMorgan Chase & Co.	10/18/18	12,746
MXN	64,853,426	USD	3,191,888	JPMorgan Chase & Co.	10/18/18	242,403
MXN	192,375,000	USD	10,106,542	JPMorgan Chase & Co.	10/18/18	80,610
USD	6,841,932	BRL	26,639,748	JPMorgan Chase & Co.	10/18/18	(199,344)
USD	5,151,689	CAD	6,750,000	JPMorgan Chase & Co.	10/18/18	(44,308)
USD	15,651,765	CNY	104,279,884	JPMorgan Chase & Co.	10/18/18	374,175
USD	9,750,255	GBP	7,390,000	JPMorgan Chase & Co.	10/18/18	17,661
USD	38,079,087	KRW	42,658,096,832	JPMorgan Chase & Co.	10/18/18	(131,208)
USD	16,284,561	TWD	496,570,000	JPMorgan Chase & Co.	10/18/18	(14,540)
ZAR	139,290,068	USD	10,352,213	JPMorgan Chase & Co.	10/18/18	119,568
USD	5,788,204	RUB	369,967,500	Morgan Stanley & Co.	10/18/18	(85,972)
ARS	31,645,838	USD	1,422,924	Citibank, N.A.	10/23/18	(360,369)
ARS	66,460,000	USD	2,988,309	Citibank, N.A.	10/23/18	(756,817)
ARS	84,905,113	USD	3,822,833	Citibank, N.A.	10/23/18	(972,018)
ARS	35,096,700	USD	1,078,240	Bank of America, N.A.	12/21/18	41,436
ARS	69,500,000	USD	2,138,461	Bank of America, N.A.	12/21/18	78,767
ARS	105,290,000	USD	3,241,019	Bank of America, N.A.	12/21/18	118,003
ARS	29,020,952	USD	872,548	JPMorgan Chase & Co.	1/22/19	29,278
ARS	51,585,000	USD	1,575,596	Citibank, N.A.	1/28/19	19,413

Total						$(5,062,572)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse First Boston, Inc. (Toll Brothers Finance Corp., 4.375%, due 4/15/23)	$2,080,000	12/20/22	1.377%	1.000% quarterly	$31,751	$(17,132)	$48,883
JPMorgan Chase & Co. (Toll Brothers Finance Corp., 4.375%, due 4/15/23)	2,080,000	12/20/22	1.377%	1.000% quarterly	31,751	(17,388)	49,139

Total	$4,160,000				$63,502	$(34,520)	$98,022

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Russian Federation, 7.500%, due 3/31/30)	$16,330,000	6/20/23	1.319%	1.000% quarterly	$(231,966)	$(397,568)	$165,602

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	$689,496	5/11/63	0.500% monthly	$(5,369)	$(4,694)	$(675)
Credit Suisse (Markit CMBX.NA.AAA.6 Index)	4,235,473	5/11/63	0.500% monthly	(32,982)	(26,967)	(6,015)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.6 Index)	4,727,969	5/11/63	0.500% monthly	(36,818)	(30,052)	(6,766)

Total	$9,652,938			$(75,169)	$(61,713)	$(13,456)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
51,780,000		9/28/19	3-Month LIBOR-BBA quarterly	1.705% semi-annually	$—	$(605,153)
208,100,000	MXN	4/13/20	28-Day TIIE-Banxico every 28 days	7.190% every 28 days	—	(177,846)
928,800,000	MXN	4/14/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 days	—	(860,486)
550,600,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.075% every 28 days	—	(526,388)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
378,200,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 days	$—	$(358,297)
760,400,000	MXN	5/28/20	28-Day TIIE-Banxico every 28 days	7.440% every 28 days	—	(505,838)
369,200,000	MXN	5/29/20	28-Day TIIE-Banxico every 28 days	7.400% every 28 days	—	(259,609)
749,400,000	MXN	6/1/20	28-Day TIIE-Banxico every 28 days	7.340% every 28 days	—	(570,031)
13,530,000		6/14/20	3-Month LIBOR-BBA quarterly	1.671% semi-annually	(4,860)	(290,544)
33,390,000		12/19/20	3-Month LIBOR-BBA quarterly	2.126% semi-annually	—	(612,745)
94,940,000		6/1/21	3-Month LIBOR-BBA quarterly	1.340% semi-annually	—	(4,144,045)
50,600,000		6/27/21	3-Month LIBOR-BBA quarterly	1.220% semi-annually	—	(2,435,726)
2,119,290,000	MXN	3/31/22	28-Day TIIE-Banxico every 28 days	7.340% every 28 days	79,362	(2,375,462)
191,864,000		5/31/22	3-Month LIBOR-BBA quarterly	2.250% semi-annually	(1,025,837)	(4,018,576)
399,264,000		5/31/22	3-Month LIBOR-BBA quarterly	2.559% semi-annually	(249,128)	(5,780,411)
584,078,000		8/31/22	3-Month LIBOR-BBA quarterly	2.850% semi-annually	(1,636,786)	(1,107,203)
26,780,000		12/1/22	3-Month LIBOR-BBA quarterly	2.169% semi-annually	—	(890,351)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
147,427,000		9/19/23	3-Month LIBOR-BBA quarterly	Daily Federal Funds Effective Rate + 0.3638% quarterly	$—	$259,394
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month Japanese BBA LIBOR semi-annually	1,161	161,784
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR-BBA quarterly	—	6,756,123
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR-BBA quarterly	—	4,306,958
47,817,000		7/19/29	3-Month LIBOR-BBA quarterly	3.000% semi-annually	—	(491,128)
175,135,000		11/15/43	2.950% semi-annually	3-Month LIBOR-BBA quarterly	(581,121)	5,351,294
1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month Japanese BBA LIBOR semi-annually	(11,852)	467,511
6,408,700	EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters semi-annually	7,402	48,427
19,933,000		7/19/49	3.000% semi-annually	3-Month LIBOR-BBA quarterly	(80,592)	482,198

Total					$(3,502,251)	$(8,176,150)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	145,220,000	BRL	1/4/21	BRL-CDI	12.487%**	—	$3,416,067
Goldman Sachs Group Inc.	287,400,000	BRL	1/2/19	BRL-CDI	9.925%**	—	2,753,143
JPMorgan Chase & Co.	383,400,000	BRL	1/2/20	BRL-CDI	8.270%**	—	626,906
JPMorgan Chase & Co.	365,140,000	BRL	1/2/20	BRL-CDI	8.270%**	$16,277	580,772

Total						$16,277	$7,376,888

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.IG.29 Index	$4,160,000		12/20/27	1.000% quarterly	$(2,334)	$7,205	$(9,539)
Markit CDX.NA.IG.30 Index	279,090,000		6/20/23	1.000% quarterly	5,274,801	4,582,645	692,156
Markit ITRX.EUR.XOVER Index	1,457,857	EUR	12/20/19	5.000% quarterly	92,152	48,765	43,387
Markit ITRX.EUR.XOVER Index	6,141,712	EUR	12/20/20	5.000% quarterly	561,898	205,218	356,680
Markit ITRX.EUR.XOVER Index	2,000,000	EUR	6/20/21	5.000% quarterly	217,233	110,667	106,566

Total					$6,143,750	$4,954,500	$1,189,250

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.30 Index	$11,604,000		6/20/23	5.000% quarterly	$(818,616)	$(780,612)	$(38,004)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$71,470,796	$0	*	$71,470,796
Other corporate bonds & notes	—	377,775,180	—		377,775,180
Sovereign Bonds	—	416,101,923	—		416,101,923
U.S. Government & Agency Obligations	—	402,053,423	—		402,053,423
Collateralized Mortgage Obligations	—	110,915,880	—		110,915,880
Non-U.S. Treasury Inflation Protected Securities	—	58,886,317	—		58,886,317
Asset-Backed Securities	—	54,861,188	—		54,861,188
Senior Loans:
Information Technology	—	782,499	1,577,881		2,360,380
Other senior loans	—	30,546,703	—		30,546,703
Purchased Options:
Exchange-Traded Purchased Options	$1,000,932	—	—		1,000,932
OTC Purchased Options	—	10,333,825	—		10,333,825
Municipal Bonds	—	5,204,192	—		5,204,192
Convertible Preferred Stocks:
Energy	—	1,999,173	—		1,999,173
Common Stocks:
Energy	—	481,232	479,578		960,810
Preferred Stocks	404,528	—	—		404,528

Total Long-Term Investments	1,405,460	1,541,412,331	2,057,459		1,544,875,250

Short-Term Investments†:
Sovereign Bonds	—	9,973,419	—		9,973,419
Money Market Funds	—	2,809,821	—		2,809,821

Total Short-Term Investments	—	12,783,240	—		12,783,240

Total Investments	$1,405,460	$1,554,195,571	$2,057,459		$1,557,658,490

Other Financial Instruments:
Futures Contracts	14,165,549	—	—		14,165,549
Forward Foreign Currency Contracts	—	7,750,498	—		7,750,498
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	63,502	—		63,502
Centrally Cleared Interest Rate Swaps	—	17,833,689	—		17,833,689
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,198,789	—		1,198,789
OTC Interest Rate Swaps‡	—	7,393,165	—		7,393,165

Total Other Financial Instruments	$14,165,549	$34,239,643	—		$48,405,192

Total	$15,571,009	$1,588,435,214	$2,057,459		$1,606,063,682

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$13,106,118	—	—	$13,106,118
Written Options
Exchange-Traded Written Options	2,221,196	—	—	2,221,196
OTC Written Options	—	$5,087,200	—	5,087,200
Forward Foreign Currency Contracts	—	12,813,070	—	12,813,070
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	231,966	—	231,966
Centrally Cleared Interest Rate Swaps	—	26,009,839	—	26,009,839
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	38,004	—	38,004
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	9,539	—	9,539
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	75,169	—	75,169

Total	$15,327,314	$44,264,787	—	$59,592,101

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2018. The following transactions were effected in shares of such companies for the period ended July 31, 2018.

	Affiliate Value at October 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares

Western Asset Government Cash Management Portfolio LLC	$10,800,000	$779,384,136	779,384,136	$787,374,315	787,374,315	—	$262,305	—	$2,809,821

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 7/31/2018	Value Per Share	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	302	2/17,4/18	$3,044	$4,165	$13.79	0.00%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018